Investment Risks	Mar. 01, 2025
LargeCap S&P 500 Index Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. From time to time, the Fund may operate as a non-diversified fund under the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Fund’s Index. A non-diversified fund may invest a high percentage of its assets in the securities of a small number of issuers and is more likely than diversified funds to be significantly affected by a specific security’s poor performance.